INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 20,487	$ 18,073
Work in process	30,764	37,451
Finished goods	14,319	13,500
Inventory, net, total	65,570	69,024
Aggregate inventory write-downs	$ 4,194	$ 5,778